Property, Plant and Equipment (Policies)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment
The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.
SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset’s estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment.  SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages.  SWEPCo includes these costs in fuel expense.

For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations
Asset Retirement Obligations (ARO)

The Registrants record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities.  I&M records ARO for the decommissioning of the Cook Plant.  The Registrants have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned.  Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property’s use.  The retirement obligation is not estimable for such easements since the Registrants plan to use their facilities indefinitely.  The retirement obligation would only be recognized if and when the Registrants abandon or cease the use of specific easements, which is not expected.

Appalachian Power Co [Member]
Property, Plant and Equipment
For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.
The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.

Asset Retirement Obligations
Asset Retirement Obligations (ARO)

The Registrants record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities.  I&M records ARO for the decommissioning of the Cook Plant.  The Registrants have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned.  Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property’s use.  The retirement obligation is not estimable for such easements since the Registrants plan to use their facilities indefinitely.  The retirement obligation would only be recognized if and when the Registrants abandon or cease the use of specific easements, which is not expected.

Indiana Michigan Power Co [Member]
Property, Plant and Equipment
The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.
For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations
Asset Retirement Obligations (ARO)

The Registrants record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities.  I&M records ARO for the decommissioning of the Cook Plant.  The Registrants have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned.  Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property’s use.  The retirement obligation is not estimable for such easements since the Registrants plan to use their facilities indefinitely.  The retirement obligation would only be recognized if and when the Registrants abandon or cease the use of specific easements, which is not expected.

Ohio Power Co [Member]
Property, Plant and Equipment
The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.
For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations
Asset Retirement Obligations (ARO)

The Registrants record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities.  I&M records ARO for the decommissioning of the Cook Plant.  The Registrants have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned.  Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property’s use.  The retirement obligation is not estimable for such easements since the Registrants plan to use their facilities indefinitely.  The retirement obligation would only be recognized if and when the Registrants abandon or cease the use of specific easements, which is not expected.

Public Service Co Of Oklahoma [Member]
Property, Plant and Equipment
For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.
The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.

Asset Retirement Obligations
Asset Retirement Obligations (ARO)

The Registrants record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities.  I&M records ARO for the decommissioning of the Cook Plant.  The Registrants have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned.  Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property’s use.  The retirement obligation is not estimable for such easements since the Registrants plan to use their facilities indefinitely.  The retirement obligation would only be recognized if and when the Registrants abandon or cease the use of specific easements, which is not expected.

Southwestern Electric Power Co [Member]
Property, Plant and Equipment
SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset’s estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment.  SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages.  SWEPCo includes these costs in fuel expense.

For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.
The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.

Asset Retirement Obligations
Asset Retirement Obligations (ARO)

The Registrants record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities.  I&M records ARO for the decommissioning of the Cook Plant.  The Registrants have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned.  Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property’s use.  The retirement obligation is not estimable for such easements since the Registrants plan to use their facilities indefinitely.  The retirement obligation would only be recognized if and when the Registrants abandon or cease the use of specific easements, which is not expected.